Significant Events (Details 1) - Bonds [Member] $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Senior Bond 1 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Feb. 12, 2019
Amount	$ 10,000,000,000
Senior Bond 1 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Mar. 15, 2019
Amount	$ 156,000
Senior Bond 2 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Feb. 14, 2019
Amount	$ 30,000,000,000
Senior Bond 2 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Mar. 19, 2019
Amount	$ 418,000
Senior Bond 3 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Feb. 19, 2019
Amount	$ 4,200,000,000
Senior Bond 3 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Mar. 20, 2019
Amount	$ 154,000
Senior Bond 4 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Feb. 22, 2019
Amount	$ 14,240,000,000
Senior Bond 4 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Mar. 21, 2019
Amount	$ 100,000
Senior Bond 5 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Feb. 22, 2019
Amount	$ 30,000,000
Senior Bond 5 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Mar. 25, 2019
Amount	$ 100,000
Senior Bond 6 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Feb. 22, 2019
Amount	$ 10,000,000
Senior Bond 6 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Mar. 26, 2019
Amount	$ 90,000
Senior Bond 7 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Mar. 01, 2019
Amount	$ 11,800,000,000
Senior Bond 7 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Apr. 10, 2019
Amount	$ 409,000
Senior Bond 8 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Mar. 04, 2019
Amount	$ 40,080,000,000
Senior Bond 8 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Apr. 16, 2019
Amount	$ 55,000
Senior Bond 9 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Mar. 05, 2019
Amount	$ 20,000,000,000
Senior Bond 9 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	May 16, 2019
Amount	$ 9,000
Senior Bond 10 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Mar. 20, 2019
Amount	$ 6,710,000,000
Senior Bond 10 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Jun. 13, 2019
Amount	$ 1,000
Senior Bond 11 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Apr. 08, 2019
Amount	$ 3,950,000,000
Senior Bond 11 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Nov. 14, 2019
Amount	$ 2,977,000
Senior Bond 12 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Apr. 17, 2019
Amount	$ 130,000,000
Senior Bond 12 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Nov. 28, 2019
Amount	$ 340,000
Senior Bond 13 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Apr. 18, 2019
Amount	$ 330,000,000
Senior Bond 13 [Member] | Unidad De Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Date	Dec. 02, 2019
Amount	$ 105,000
Senior Bond 14 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	May 16, 2019
Amount	$ 14,880,000,000
Senior Bond 15 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Oct. 01, 2019
Amount	$ 10,960,000,000
Senior Bond 16 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Oct. 02, 2019
Amount	$ 100,000,000
Senior Bond 17 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Oct. 04, 2019
Amount	$ 60,000,000
Senior Bond 18 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Nov. 05, 2019
Amount	$ 15,220,000,000
Senior Bond 19 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Nov. 07, 2019
Amount	$ 3,620,000,000
Senior Bond 20 [Member] | Chile, Pesos
Disclosure of financial liabilities [line items]
Date	Nov. 13, 2019
Amount	$ 5,320,000,000